Document and Entity Information	Jul. 24, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2025
Entity File Number	000-31225
Entity Registrant Name	PINNACLE FINANCIAL PARTNERS, INC.
Entity Central Index Key	0001115055
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-1812853
Entity Address, Address Line One	21 Platform Way South
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	615
Local Phone Number	744-3700
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock par value $1.00
Trading Symbol	PNFP
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/40th interest in a share of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series B) [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 6.75% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series B)
Trading Symbol	PNFPP
Security Exchange Name	NASDAQ